Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Provident Mutual Funds, Inc.
Entity Central Index Key	0000796227
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Provident Trust Strategy Fund
Shareholder Report [Line Items]
Fund Name	Provident Trust Strategy Fund
Class Name	Total Fund
Trading Symbol	PROVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://provfunds.com/. You can also request this information by contacting us at 1-855-739-9950.
Additional Information Phone Number	1-855-739-9950
Additional Information Website	https://provfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Provident Trust Strategy Fund	$98	0.93%
[1]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Provident Trust Strategy Fund (PROVX) gained +11.02% vs. the S&P 500’s +17.60% advance for the year ended September 30, 2025. Top performers for the year ended September 30, 2025 were Alphabet, Inc. (Class A&C), the Charles Schwab Corp. and Visa, Inc. while Fiserv, Inc., UnitedHealth Group, Inc., and Accenture PLC underperformed. During the fiscal year we added American Express Co. to the portfolio and increased our Home Depot, Inc., TJX Companies, Inc. and Fiserv, Inc. concentrations. We reduced our Accenture PLC, Costco Wholesale Corp., Fastenal, Inc., PNC Financial Services Group, the Charles Schwab Corp., T. Rowe Price Group, Inc., Visa, Inc, Alphabet, Inc. (Class A&C) and Tractor Supply Co. concentrations to accommodate net redemptions and we eliminated our Southwest Airlines Co., GSK PLC and UnitedHealth Group, Inc. positions due to deteriorating fundamentals. Our September 30, 2025 equity exposure was 82.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	11.02	11.40	12.75
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://provfunds.com/ for more recent performance information.
Net Assets	$ 204,275,347
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 1,290,691
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$204,275,347
Number of Holdings	15
Net Advisory Fee	$1,290,691
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
First American Treasury Obligations Fund	17.5%
Alphabet, Inc., Cl C	12.5%
Alphabet, Inc., Cl A	12.4%
Costco Wholesale Corp.	7.4%
Visa Inc.	7.2%
PNC Financial Services Group, Inc.	6.1%
The Charles Schwab Corp.	6.0%
Accenture PLC, Cl A	5.6%
American Express Co.	4.9%
The Home Depot, Inc.	4.9%

Top Sectors	(% of net assets)
Financial	27.7%
Communications	24.9%
Consumer, Cyclical	22.2%
Technology	7.7%
Cash & Other	17.5%

Updated Prospectus Web Address	https://provfunds.com/

[1]
*	Annualized